THE WRIGHT MANAGED BLUE CHIP INVESTMENT FUNDS

THE WRIGHT MANAGED EQUITY TRUST
Wright Selected Blue Chip Equities Fund (WSBEX)
Wright Major Blue Chip Equities Fund (WQCEX)
Wright International Blue Chip Equities Fund (WIBCX)
and
THE WRIGHT MANAGED INCOME TRUST
Wright Current Income Fund (WCIFX)
Wright Total Return Bond Fund (WTRBX)

SUPPLEMENT DATED NOVEMBER 14, 2014 TO THE SUMMARY PROSPECTUS AND COMBINED PROSPECTUS DATED MAY 1, 2014

The Trustees of The Wright Managed Income Fund have voted to liquidate and terminate the Wright Total Return Bond Fund (WTRBX) (the “Fund”) effective on or about December 31, 2014.  Accordingly, as of the date of this Supplement, shares of the Fund are no longer available for purchase by new investors.  However, existing shareholders may continue to purchase shares, and reinvestment of dividends on existing shares in accounts which have selected that option will continue.

The other Wright mutual funds are not affected and shares of the other Wright mutual funds remain available for purchase, exchange and redemption pursuant to the combined Prospectus.

For more information, please contact a Fund customer service representative at (800) 555-0644 (toll free).

* * *
PLEASE RETAIN FOR FUTURE REFERENCE.

THE WRIGHT MANAGED BLUE CHIP INVESTMENT FUNDS

THE WRIGHT MANAGED EQUITY TRUST
Wright Selected Blue Chip Equities Fund (WSBEX)
Wright Major Blue Chip Equities Fund (WQCEX)
Wright International Blue Chip Equities Fund (WIBCX)
and
THE WRIGHT MANAGED INCOME TRUST
Wright Current Income Fund (WCIFX)
Wright Total Return Bond Fund (WTRBX)

SUPPLEMENT DATED NOVEMBER 14, 2014 TO THE COMBINED STATEMENT OF ADDITIONAL INFORMATION (THE “SAI”) DATED MAY 1, 2014
AS SUPPLEMENTED JUNE 23, 2014 AND AUGUST 26, 2014

The Trustees of The Wright Managed Income Trust have voted to liquidate and terminate the Wright Total Return Bond Fund (WTRBX) (the “Fund”) effective on or about December 31, 2014.  Accordingly, as of the date of this Supplement, shares of the Fund are no longer available for purchase by new investors.  However, existing shareholders may continue to purchase shares, and reinvestment of dividends on existing shares in accounts which have selected that option will continue.

The other Wright mutual funds are not affected and shares of the other Wright mutual funds remain available for purchase, exchange and redemption pursuant to the combined Prospectus.

For more information, please contact a Fund customer service representative at (800) 555-0644 (toll free).

* * *
PLEASE RETAIN FOR FUTURE REFERENCE.